Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$113,996,741.39	0.2533261	$88,517,623.18	0.1967058	$25,479,118.22
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$374,456,741.39	0.2764620	$348,977,623.18	0.2576507	$25,479,118.22

Weighted Avg. Coupon (WAC)	4.80%		4.83%
Weighted Avg. Remaining Maturity (WARM)	32.12		31.43
Pool Receivables Balance	$408,705,753.60		$382,718,928.30
Remaining Number of Receivables	45,213		43,391

Adjusted Pool Balance	$401,750,704.07		$376,271,585.85

III. COLLECTIONS

Principal:
Principal Collections	$25,489,336.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$473,598.02
Total Principal Collections	$25,962,934.05

Interest:
Interest Collections	$1,639,918.01
Late Fees & Other Charges	$48,465.82
Interest on Repurchase Principal	$-
Total Interest Collections	$1,688,383.83

Collection Account Interest	$213.87
Reserve Account Interest	$59.32
Servicer Advances	$-

Total Collections	$27,651,591.07

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$27,651,591.07
Reserve Account Release	$-
Total Available for Distribution	$27,651,591.07

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$340,588.13	$-	$340,588.13	$340,588.13
Collection Account Interest					$213.87
Late Fees & Other Charges					$48,465.82
Total due to Servicer					$389,267.82

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$68,398.04		$68,398.04
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$200,590.54		$200,590.54	$200,590.54

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$26,898,087.79

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,479,118.22

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$25,479,118.22
Class A-4 Notes				$-
Class A Notes Total:		$25,479,118.22		$25,479,118.22
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,479,118.22		$25,479,118.22

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,418,969.57

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,955,049.53
Beginning Period Amount	$6,955,049.53
Current Period Amortization	$507,707.08
Ending Period Required Amount	$6,447,342.45
Ending Period Amount	$6,447,342.45
Next Distribution Date Amount	$5,972,827.63

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	6.79%	7.25%	7.25%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	42,777	97.88%	$374,616,351.85
30 - 60 Days	1.17%	507	1.75%	$6,711,254.84
61 - 90 Days	0.19%	84	0.30%	$1,157,305.78
91 + Days	0.05%	23	0.06%	$234,015.83
		43,391		$382,718,928.30
Total
Delinquent Receivables 61 + days past due	0.25%	107	0.36%	$1,391,321.61
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	110	0.37%	$1,531,081.77
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	88	0.29%	$1,259,440.65
Three-Month Average Delinquency Ratio	0.23%		0.34%

Repossession in Current Period		22		$278,148.05
Repossession Inventory		41		$161,464.43

Charge-Offs
Gross Principal of Charge-Off for Current Period				$497,489.27
Recoveries				$(473,598.02)
Net Charge-offs for Current Period				$23,891.25

Beginning Pool Balance for Current Period				$408,705,753.60

Net Loss Ratio				0.07%
Net Loss Ratio for 1st Preceding Collection Period				0.01%
Net Loss Ratio for 2nd Preceding Collection Period				-0.34%
Three-Month Average Net Loss Ratio for Current Period				-0.09%

Cumulative Net Losses for All Periods				$8,662,213.56
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$1,372,589.34
Number of Extensions				97

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